Alger

February 9, 2024

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:  Form 40-33 – Civil Action Documents Filed with regard to Alger Family of Funds

Ladies and Gentlemen:

On behalf of The Alger Portfolios (811-05550), The Alger Funds (811-1355), The Alger Funds II (811-1743) and The Alger Institutional Funds (811-7986) and certain affiliated persons thereof, and pursuant to Section 33 of the Investment Company Act of 1940, as amended, attached please find copies of the stipulation of discontinuance dismissing the matter Alger et al. vs.  Impulse Dynamic et al. (Case No. 654908/2023).

If you have any questions regarding this submission, please contact me at 212.806.8838 or tpayne@alger.com.

Sincerely,

/s/ Tina Payne

Tina Payne

Chief Legal Officer and Secretary

Alger Family of Funds

Attachments

The Alger Family of Funds

100 Pearl Street, 27th Floor, New York, NY 10004 • www.alger.com